Schedule of trade and other payables (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Trade payables	£ 882,364	£ 1,422,393
Other tax and social security	293,467	311,204
Accruals	944,904	2,330,582
Other payables	38,323	39,436
Trade and other payables	£ 2,159,058	£ 4,103,615